Summary of Significant Accounting Policies - Schedule of Currency Exchange Rates (Details) - RMB [Member]	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Period End Exchange Rate [Member]
Schedule of Currency Exchange Rates [Line Items]
Currency exchange rates	7.0175	7.1891
Average Exchange Rate [Member]
Schedule of Currency Exchange Rates [Line Items]
Average currency exchange rates	7.1429	7.1124	7.0472
Period End Exchange Rate [Member]
Schedule of Currency Exchange Rates [Line Items]
Currency exchange rates	0.8547	0.9615
Average Exchange Rate [Member]
Schedule of Currency Exchange Rates [Line Items]
Average currency exchange rates	0.8872	0.9234	0.9231
Period End Exchange Rate [Member]
Schedule of Currency Exchange Rates [Line Items]
Currency exchange rates	0.7463	0.7937
Average Exchange Rate [Member]
Schedule of Currency Exchange Rates [Line Items]
Average currency exchange rates	0.758	0.7815	0.8021